Income Tax - Summary of Breakdown of Income Tax Liability (Parentheticals) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Break down of income tax liability [Line Items]
Tax liabilities	$ 126	$ 31	$ 27
Installments of the Regularization Regimes Associated with the Dispute Over the Cost Deduction for Hydrocarbon Well Abandonment [Member] | Hydrocarbon Wells Abandonment Costs [member] | Twelve Instalments [member]
Break down of income tax liability [Line Items]
Tax liabilities	1	1	6
Remaining Installments of the Regimes [Member] | Hydrocarbon Wells Abandonment Costs [member]
Break down of income tax liability [Line Items]
Tax liabilities	$ 2	$ 4	$ 26